Equity (Narrative) (Details)							1 Months Ended	12 Months Ended
	Jul. 15, 2024 USD ($) $ / shares	Feb. 07, 2023 USD ($) $ / shares shares	Nov. 28, 2022 ₪ / shares	Oct. 06, 2022 $ / shares shares	Sep. 26, 2022 USD ($) $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Sep. 28, 2022 USD ($)	Dec. 31, 2024 USD ($) shares $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 15, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares shares	May 31, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 05, 2022 ₪ / shares shares	Nov. 28, 2022 USD ($) shares	Nov. 27, 2022 ₪ / shares	Nov. 27, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Additional ordinary shares issued upon vesting of outstanding RSU's								13,801	17,458	41,395
Authorized share capital | $																		$ 900,000		$ 500,000
Number of shares authorised												20,000,000		20,000,000	1,400,000	12,857,143	90,000,000			50,000,000
Par value per share | (per share)		$ 14	₪ 0.01								₪ 0.07		₪ 0.07	₪ 0.07	₪ 0.07	₪ 0.07	₪ 0.01		₪ 0.01
Reverse stock split ratio			1-for-7					1-for-7 ratio
Number of common shares issued		1,964,286			1,082,223	744,048
Price per common shares issued | $ / shares		$ 14				$ 13.44
Proceeds from shares issued | $		$ 27,500,000				$ 8,653,000
Amount of underwriting discounts and commissions | $						$ 1,021,000
Exercised options to purchase additional ordinary shares						89,012
Aggregate amount of registered direct offering | $					$ 13,257,000
Purchase price of registered direct offering | $ / shares					$ 12.25
Number of warrants issued					1,082,223			124,491
Exercise price of warrants | $ / shares					$ 13.475							$ 15.312
Warrants expiration period					4 years
Net proceeds from offering amount | $							$ 11,698,000
Risk free interest rate of warrants								4.37%
Average standard deviation of warrants								68.00%
Unregistered pre funded warrants issued								1,407,583
Proceeds from warrants | $								$ 0	$ 0	$ 10,000
Warrants to purchase ordinary Shares								124,491
Commissions and other offering expenses | $		$ 2,031,000
Increase In Authorized Share Capital															900,000
Number of shares issued		1,964,286										10,793,057	1,453,488	9,221,764
Purchase Price Per Share | $ / shares	$ 17.2
Gross Proceeds From Private Investment In Public Equity | $	$ 25,000,000
Warrants were exercised								91,029
Warrant exercise price | $ / shares								$ 13.475
Increase In Shares Issued																		90,000,000
Share issue related cost | $	$ 862,000
Private Issuance Purchase Equity Agreement [Member]
Disclosure of classes of share capital [line items]
Proceeds from shares issued | $								$ 15,920,000
Number of warrants issued				1,407,583
Exercise price of warrants | $ / shares				$ 13.475
Risk free interest rate of warrants								4.26%
Unregistered pre funded warrants issued				1,407,583
Unregistered pre funded warrants to purchase common Stock				1,407,583
Increase in pre funded warrants exercise price | $ / shares				$ 0.007
Financial liabilities, at fair value | $												$ 20,788,000
Proceeds from warrants | $								$ 17,233,000
Loss from warrants transactions | $												$ 3,555,000
Warrants to purchase ordinary Shares				1,407,583
Certain entities affiliated with CBI [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued						208,334